Equity	12 Months Ended
Dec. 31, 2019
Changes in equity [abstract]
Equity

Note 9 - Equity

A.	On December 19, 2018 in a shareholders' general meeting, it was resolved to consolidate the Company's authorized and paid-in share capital in a 20:1 ratio, in a way that every 20 shares with no par value were consolidated into one share with no par value. The said reverse share split took place on January 4, 2019. Following the reverse share split, the Company's authorized share capital is 250,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.

In these consolidated financial statements, all numbers of shares reflect the reverse share split retrospectively.

B.	The Company's share capital

	As of December 31 2019		As of December 31 2018
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in

Ordinary shares, no par value	250,000	19,564	250,000	16,099
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

C.	Changes in share capital during the year

	For the year ended December 31
	2019	2018	2017
	Number of shares in thousands
Issued as at January 1	16,009	11,222	7,662
Issuance of ADSs (See D below)	3,429	3,260	2,432
Issuance of shares (See Note 5)	-	799	565
Vesting of RSUs	97	121	563
Exercise of warrants	29	607	-

Issued as at December 31	19,564	16,009	11,222

D.	Financing rounds

1.

In January 2019, in a registered direct offering on the NASDAQ, the Company raised USD 6 million gross (approximately USD 5.1 million net of placement agent fees and other offering related expenses). Part of the issuance expenses were warrants issued to the placement agent in the amount of USD 298 thousand were recorded in equity. USD 129 thousand were recorded net of share premium and USD 169 thousand were recorded to finance expense.

In this registered direct offering, the Company issued 3,428,572 ADSs and, in a concurrent private placement, 2,571,430 non-listed warrants to purchase 2,571,430 ADSs. Each non-listed warrant is exercisable until July 15, 2024 at an exercise price of USD 2.00 per ADS.

The ADSs issued were recorded in equity in an amount of USD 2,200 thousand, net of issuance expenses. The warrants were considered a derivative instrument (due to a cashless exercise feature), and were recorded as a liability in the amount of USD 3,406 thousand. Issuance expenses related to the warrants, in the amount of USD 515 thousand were recorded to finance expense. During September 2019, the warrants were listed for trading, as a result the cashless feature expired. Therefore the Company reclassified the warrants to equity according to the warrants fair value on the listing date. The changes in the warrants fair value was recorded as financial income. The warrants fair value on the listing date was USD 1,273 thousand. See also Note 20B.

2.	In June 2018, in a registered direct offering on the NASDAQ, the Company raised a gross amount of USD 8.1 million (approximately USD 7.4 million net of placement agent fees and other offering related expenses).

In this registered direct offering, the Company issued 3,260,000 ADSs and, in a concurrent private placement, 1,630,000 non-listed warrants to purchase 1,630,000 ADSs. Each non-listed warrant is exercisable until December 5, 2023 at an exercise price of USD 2.80 per ADS. The ADS's issued were recorded in equity in an amount of USD 4,276 thousand, net of issuance expenses. The warrants were considered a derivative instrument (due to a cashless exercise feature) and were recorded as a liability in the amount of USD 3,467 thousand. Issuance expenses related to the warrants, in the amount of USD 301 thousand were recorded to finance expenses.

During September 2019, the warrants were listed for trading, as a result the cashless feature expired. Therefore the Company reclassified the warrants to equity according to the warrants fair value on the listing date. The changes in the warrants fair value was recorded as financial income. The warrants fair value on the listing date was USD 661 thousand. See also Note 20B.

3.	In July 2017, in a registered direct offering on the NASDAQ, the Company raised a gross amount of USD 3.5 million (approximately USD 3.1 million net of placement agent fees and other offering related expenses).

In this registered direct offering, the Company issued 2,431,746 ADSs in a concurrent private placement and 1,215,873 non-listed warrants to purchase 1,215,873 ADSs. Each non-listed warrant is exercisable until January 14, 2023 at an exercise price of USD 1.50 per ADS. The ADS's issued were recorded in equity and in an amount of USD 2,174 thousand. The warrants were considered a derivative instrument (due to a cashless exercise feature) and were recorded as a liability. During August 2018, the warrants were listed for trading, as a result the cashless feature expired. Therefore the Company reclassified the warrants to equity according to the warrants fair value on the listing date. The changes in the warrants fair value was recorded as financial income. The warrants fair value on the listing date was USD 567 thousand. See also Note 20B.

E.	Other equity transactions

1.	During the reporting period, the Company issued 97 thousand ordinary shares on account of vested RSUs granted in 2017 and 2018. See also Note 10A.

2.	During the reporting period, 29 thousand warrants, issued in July 2017, were exercised into 29 thousand shares for a consideration of USD 43 thousand. Subsequently, an amount of USD 42 thousand was recorded to share premium against receipts on accounts of warrants.

3.	During 2018 343 thousand warrants, issued in July 2017, were exercised into 343 thousand shares for a consideration of USD 515 thousand. In addition, 484 thousand warrants, issued in July 2017, were exercised into 264 thousand shares on a cashless exercise, and an amount of USD 1,618 thousand was recorded to share premium against derivative liabilities.

4.	During 2018 the Company issued 121 thousand ordinary shares on account of vested RSUs granted in 2017. See also Note 10A.

5.	On October 30, 2017, the Company issued to a vendor of the Company, in consideration for services provided by the vendor to the Company, 67,367 ADSs. The fair value of the services provided was measured at USD 150 thousand, out of which, USD 96 were recorded as share premium against general and administrative expenses in 2017 and USD 54 thousand were recorded as share premium against general and administrative expenses in 2018.

6.	During October and December 2017, the Company issued 496,533 ordinary shares on account of vested RSUs. See also Note 10.

F.	Non-controlling interests

The following table summarizes the information relating to a subsidiary that has non-controlling interests, before any intra-group eliminations:

	December 31 2019	December 31 2018
TyrNovo Ltd.	in USD thousand

Non-controlling interests percentage	1.53%	2.4%
Non-current assets	24	9
Current assets	192	415
Current liabilities	(646)	(4,120)
Net assets	(430)	(3,696)
Net assets attributable to non-controlling interests	(7)	(89)
Loss for the year	2,847	3,688
Loss allocated to non-controlling interests	43	369